Segmented information (Schedule of geographical areas, revenue by customer location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue from external customers	$ 1,690,030	$ 1,461,440
Canada [Member]
Disclosure of operating segments [line items]
Revenue from external customers	501,193	593,397
China [Member]
Disclosure of operating segments [line items]
Revenue from external customers	282,175	247,880
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from external customers	268,164	251,963
Hong Kong [Member]
Disclosure of operating segments [line items]
Revenue from external customers	176,698	62,608
Japan [Member]
Disclosure of operating segments [line items]
Revenue from external customers	165,438	66
United States [Member]
Disclosure of operating segments [line items]
Revenue from external customers	108,400	168,470
Singapore [Member]
Disclosure of operating segments [line items]
Revenue from external customers	91,499	65,750
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	44,414	0
South Korea [Member]
Disclosure of operating segments [line items]
Revenue from external customers	27,618	4
Philippines [Member]
Disclosure of operating segments [line items]
Revenue from external customers	20,686	34,389
Chile [Member]
Disclosure of operating segments [line items]
Revenue from external customers	2,940	33,557
Belgium [Member]
Disclosure of operating segments [line items]
Revenue from external customers	805	0
United Kingdom [Member]
Disclosure of operating segments [line items]
Revenue from external customers	$ 0	$ 3,356